COMMITMENTS - Schedule of Aircraft Acquisition (Details) R$ in Thousands	Jun. 30, 2026 BRL (R$) flight	Dec. 31, 2025 BRL (R$) flight
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value		R$ 10,875,890
2026
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	R$ 1,305,404	1,297,521
2027
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	678,119	978,011
2028
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	899,457	836,170
2029
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	2,591,691	2,344,423
After 2029
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	R$ 6,308,866	R$ 5,419,765
Aircraft
Disclsure of capital commitments [Line Items]
Number of aircraft committed to acquire | flight	60,000	61,000
Financial disbursements calculated at present value	R$ 11,783,537
Lessors
Disclsure of capital commitments [Line Items]
Number of aircraft committed to acquire | flight	11,000	9,000
Manufacturers
Disclsure of capital commitments [Line Items]
Number of aircraft committed to acquire | flight	49,000	52,000